Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activitities
Net loss	$ (1,333,898)	$ (851,760)	$ (1,385,756)	$ (1,346,982)
Adjustments to reconcile net loss to net cash used in operating activities
Stock based compensation				172,808
Accretion of discount on notes payable	406,952		50,749
Changes in operating assets and liabilities:
Prepaid and other current assets		114,355	130,001	143,292
Related party accounts payable and accrued expenses	(68,524)	392,417	591,512	123,604
Accounts payable and accrued expenses	42,962	61,037	168,225	(306)
Accounts payable to Greenville Health System and affiliates		39,024
Net cash used in operating activities	(952,508)	(244,927)	(445,269)	(907,584)
Cash flows from financing activities
Proceeds from exercise of stock options		1,000	1,000
Proceeds from sale of convertible notes and warrants	1,030,621		184,000
Proceeds from sale of Series A preferred stock and warrants		1,470	1,470	1,176,690
Net cash provided by financing activities	1,030,621	2,470	186,470	1,176,690
Net increase (decrease) in cash and cash equivalents	78,113	(242,457)	(258,799)	269,106
Cash and cash equivalents at Beginning of Period	15,264	274,063	274,063	4,957
Cash and cash equivalents at End of Period	93,377	31,606	15,264	274,063
Non-cash financing activities
Stock issued for interest payable	13,358
Interest paid in cash	8,362
Stock issued for prepaid services			38,687	450,000
Stock issued upon conversion of indebtedness				1,808,702
Interest accrued on related party debt				$ 7,812